Income Tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax [Line Items]
Two-tiered profits tax rates (in Dollars) | $			$ 2
Standard tax percentage	25.00%	25.00%	25.00%
Grants preferential tax percentage	15.00%	15.00%	15.00%
Voting percentage	50.00%	50.00%	50.00%
Worldwide income percentage	25.00%	25.00%	25.00%
Withholding tax dividend percentage	10.00%	10.00%	10.00%
PRC rate percentage	10.00%	10.00%	10.00%
Non-PRC individuals tax percentage	20.00%	20.00%	20.00%
Profit before tax	¥ 3,000
Valuation allowances	45,607			¥ 42,538
Income tax paid	496	$ 71		227	¥ 19
Income tax expenses	¥ 510	$ 73		¥ (972)	¥ 2,368
Hong Kong [Member]
Income Tax [Line Items]
Tax percentge	16.50%	16.50%	16.50%
Two-tiered profits tax rates percentage	8.25%	8.25%	8.25%
Maximum [Member]
Income Tax [Line Items]
Assesable tax percentage	25.00%	25.00%	25.00%
Profit before tax	¥ 23,240
Income tax expenses	¥ 510
Minimum [Member]
Income Tax [Line Items]
Assesable tax percentage	20.00%	20.00%	20.00%
Profit before tax	¥ 149,522
Income tax expenses